SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS	4. SHORT-TERM INVESTMENTS

	As of December 31,
	2022	2023
	RMB	RMB
Time deposits	2,031,336	1,204,059
Wealth management products	671,188	354,256
Total	2,702,524	1,558,315